Cover	Nov. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Entity File Number	001-40878
Entity Registrant Name	IX ACQUISITION CORP.
Entity Central Index Key	0001852019
Entity Tax Identification Number	98-1586922
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Arch 124 Salamanca Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 7HX
City Area Code	203
Local Phone Number	908-0450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IXAQU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IXAQ
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Class A ordinary share for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one Class A ordinary share for $11.50 per share
Trading Symbol	IXAQW
Security Exchange Name	NASDAQ